Segments	12 Months Ended
Sep. 30, 2023
Segments [Abstract]
Segments

5.      Segments

The Company operates as one operating and reportable segment. The Company’s Chief Operating Decision Maker is its Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources.

The following table presents revenue by location based on the primary billing address of the customer:

	Year ended September 30,
	2023	2022	2021
	$	$	$
United States	2,863,154	4,609,147	2,909,415
France	2,433,571	775,891	1,606,589
South Korea	744,466	502,461	787,026
Hong Kong	646,696	296,838	195,038
Germany	182,351	266,662	293,104
Canada	131,675	709,172	425,521
Japan	124,384	263,752	182,840
Poland	116,810	—	—
Columbia	54,767	—	—
United Kingdom	—	300,211	612,456
Italy	—	171,237	—
Turkey	—	156,420	505,189
China	—	125,441	—
New Zealand	—	71,015	158,115
Vietnam	—	—	167,436
Other	149,303	517,874	388,597
	7,447,177	8,766,121	8,231,326

For the year ended September 30, 2023, two customers accounted for 34% and 31% (34% and 8% in 2022), respectively, of the Company’s revenue.

The following table presents non-current assets, consisting of property and equipment, right-of-use assets, intangible assets, goodwill and other long-term assets, by location:

		As restated (note 2)
	As at September 30,
	2023	2022
	$	$
Canada	20,480,112	20,587,675
Israel	37,688,596	31,007,023
	58,168,708	51,594,698